CAPITAL ASSETS (Tables)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Table Text Block]
December 31, 2015		Accumulated	Net Book
	Cost	Depreciation	Value
Vehicle	$27,543	$(27,543)	$-
Mining Equipment	49,430	(39,546)	9,884
Office Equipment	49,600	(48,449)	1,151
Furniture and Fixtures	1,906	(1,270)	636
Building	440,329	(440,329)	-
	$568,808	$(557,136)	$11,672

December 31, 2014		Accumulated	Net Book
	Cost	Depreciation	Value
Vehicle	$27,543	$(15,855)	$11,688
Mining Equipment	49,430	(22,764)	26,666
Office Equipment	49,600	(44,640)	4,960
Furniture and Fixtures	1,906	(733)	1,173
Building	440,329	(422,694)	17,635
	$568,808	$(506,686)	$62,122